FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENT [Abstract]
Schedule of Assets Measured at Fair Value on Recurring Basis
	Fair Value Measurements at December 31, 2013
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Derivative financial instruments(1)	8,565	8,565	—	—
Total	8,565	8,565	—	—

The following table sets forth the held-to-maturity investments, measured at fair value, by level within the fair value hierarchy as of December 31, 2014:

	Fair Value Disclosure at December 31, 2014
	Total		Quoted Prices in Active Market for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
Held-to-maturity investments	354,267	57,097	—	—	354,267	57,097	—	—
Total	354,267	57,097	—	—	354,267	57,097	—	—

(1)	Forward foreign currency contracts are included in prepaid expenses and other current assets on the Company's consolidated balance sheet.